Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings (loss)	$ 7,664	$ (435)	$ 5,416
Non-cash items
Depletion, depreciation and amortization	5,724	6,046	5,546
Share-based compensation	514	(82)	223
Asset retirement obligation accretion	185	205	190
Unrealized risk management loss (gain)	19	(39)	13
Unrealized foreign exchange gain	(205)	(116)	(548)
Gain on acquisitions	(478)	(217)	0
(Gain) loss from investments	(132)	185	321
Deferred income tax expense (recovery)	399	(181)	(894)
Realized foreign exchange loss (gain)	118	(166)	0
Other	13	(71)	(109)
Abandonment expenditures	(307)	(249)	(296)
Net change in non-cash working capital	964	(166)	(1,033)
Cash flows from operating activities	14,478	4,714	8,829
Financing activities
(Repayment) issuance of bank credit facilities and commercial paper, net	(6,151)	338	2,025
Repayment of medium-term notes	0	(1,100)	(1,000)
(Repayment) issuance of US dollar debt securities	(628)	1,481	0
Settlement of long-term debt acquired	(183)	(397)	0
Proceeds on settlement of cross currency swaps	0	166	0
Payment of lease liabilities	(209)	(225)	(237)
Issue of common shares on exercise of stock options	707	108	360
Dividends on common shares	(2,170)	(1,950)	(1,743)
Purchase of common shares under Normal Course Issuer Bid	(1,581)	(271)	(941)
Cash flows used in financing activities	(10,215)	(1,850)	(1,536)
Investing activities
Net expenditures on exploration and evaluation assets	(1)	(5)	(73)
Net expenditures on property, plant and equipment	(4,492)	(2,555)	(3,535)
Proceeds from investment	128	0	0
Repayment of North West Redwater Partnership subordinated debt advances	555	124	0
Net change in non-cash working capital	107	(383)	(235)
Cash flows used in investing activities	(3,703)	(2,819)	(7,255)
Increase in cash and cash equivalents	560	45	38
Cash and cash equivalents – beginning of year	184	139	101
Cash and cash equivalents – end of year	744	184	139
Supplemental Cash Flow Information [Abstract]
Interest paid on long-term debt, net	672	745	865
Income taxes (received) paid	(62)	(29)	445
Devon
Investing activities
Acquisition of Devon Canada Corporation assets	$ 0	$ 0	$ (3,412)